Future Minimum Lease Commitments Under Non-Cancelable Lease Agreement (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013
Operating Leased Assets [Line Items]
2014	$ 44,021
2015	35,870
2016	27,198
2017	19,428
2018	15,282
Thereafter	51,834
Total Minimum Lease Commitments	$ 193,633